DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Direct Operating Costs [Abstract]
Cost of inventory	$ 3,217	$ 2,881	$ 1,308
Depreciation and amortization expense	2,739	2,158	2,036
Compensation	2,582	1,707	1,517
Fuel, transportation and distribution costs	1,553	1,624	1,514
Operations and maintenance costs	1,143	852	733
Marketing and administrative costs	883	535	477
Utilities	702	500	409
Other direct operating costs	651	253	253
Total	$ 13,470	$ 10,510	$ 8,247